BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Managed Volatility V.I. Fund

(the “Fund”)

Supplement dated May 4, 2015

to the Statement of Additional Information dated May 1, 2015

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The table in the section entitled “Management and Advisory Arrangements — Other Funds and Accounts Managed — Managed Volatility V.I.” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	21	24	3	0	0	2
	$14.85 Billion	$3.88 Billion	$3.04 Billion	$0	$0	$2.84 Billion
Justin Christofel, CFA	22	22	0	0	0	0
	$15.71 Billion	$5.48 Billion	$0	$0	$0	$0

The subheading of the fifth subsection entitled “Discretionary Incentive Compensation” in the section entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

Messrs. Green and Christofel

The table in the fifth subsection entitled “Discretionary Incentive Compensation” in the section entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Philip Green Justin Christofel, CFA	Managed Volatility V.I.	No Benchmarks

The last sentence in the subsection entitled “Distribution of Discretionary Incentive Compensation — Deferred Compensation Program” in the section entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

Mdmes. Anderson, King and Whitelaw and Messrs. Balaraman, Bliss, Cassese, Callan, Chamby, Christiansen, Christofel, Coyle, Delbos, DeSpirito, Garfin, Geer, Green, Jamieson, Keenan, Kemp, Kraeger, Mason, McGeough, Miller, Rieder, Roldan, Savage, Schoenhofen, Shearer, Stafford, Stattman and Stournaras are eligible to participate in the deferred compensation program.

The last sentence in the first paragraph in the subsection entitled “Other compensation benefits — Incentive Savings Plans” in the section entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

Mdmes. Anderson, King and Whitelaw and Messrs. Balaraman, Bliss, Cassese, Callan, Chamby, Christiansen, Christofel, Coyle, Delbos, DeSpirito, Garfin, Geer, Green, Jamieson, Keenan, Kemp, Kraeger, Mason, Miller, McGeough, Rieder, Roldan, Savage, Schoenhofen, Shearer, Stafford, Stattman and Stournaras are eligible to participate in these plans.

Shareholders should retain this Supplement for future reference.